Employee Future Benefits - Expected Maturities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) year	Dec. 31, 2017 CAD ($) year
Disclosure of defined benefit plans
Weighted average duration of defined benefit obligation | year	12	11
Expected maturity analysis of undiscounted plans	$ 1,002
LESS THAN A YEAR
Disclosure of defined benefit plans
Expected maturity analysis of undiscounted plans	36
BETWEEN ONE AND TWO YEARS
Disclosure of defined benefit plans
Expected maturity analysis of undiscounted plans	40
BETWEEN TWO AND FIVE YEARS
Disclosure of defined benefit plans
Expected maturity analysis of undiscounted plans	120
OVER FIVE YEARS
Disclosure of defined benefit plans
Expected maturity analysis of undiscounted plans	806
Defined Benefit Pension Plan
Disclosure of defined benefit plans
Surplus (deficit) in plan	28	$ 29
Estimate of service contributions in normal course of business	8
Estimate of contributions expected to be paid in 2018	8
Expected maturity analysis of undiscounted plans	866
Defined Benefit Pension Plan | LESS THAN A YEAR
Disclosure of defined benefit plans
Expected maturity analysis of undiscounted plans	31
Defined Benefit Pension Plan | BETWEEN ONE AND TWO YEARS
Disclosure of defined benefit plans
Expected maturity analysis of undiscounted plans	32
Defined Benefit Pension Plan | BETWEEN TWO AND FIVE YEARS
Disclosure of defined benefit plans
Expected maturity analysis of undiscounted plans	96
Defined Benefit Pension Plan | OVER FIVE YEARS
Disclosure of defined benefit plans
Expected maturity analysis of undiscounted plans	707
Post Employment Benefit Obligation and Other Benefit Obligation
Disclosure of defined benefit plans
Expected maturity analysis of undiscounted plans	136
Post Employment Benefit Obligation and Other Benefit Obligation | LESS THAN A YEAR
Disclosure of defined benefit plans
Expected maturity analysis of undiscounted plans	5
Post Employment Benefit Obligation and Other Benefit Obligation | BETWEEN ONE AND TWO YEARS
Disclosure of defined benefit plans
Expected maturity analysis of undiscounted plans	8
Post Employment Benefit Obligation and Other Benefit Obligation | BETWEEN TWO AND FIVE YEARS
Disclosure of defined benefit plans
Expected maturity analysis of undiscounted plans	24
Post Employment Benefit Obligation and Other Benefit Obligation | OVER FIVE YEARS
Disclosure of defined benefit plans
Expected maturity analysis of undiscounted plans	$ 99